Property, plant and equipment (Tables)	12 Months Ended
Dec. 31, 2022
Property, plant and equipment
Schedule of property, plant and equipment

		Equipment	Fixture	Office, IT
	Equipment	and tooling	and	equipment,	Buildings
(Amounts in thousands of euros)	and tooling	(right of use)	fittings	furniture	(right of use)	Total
GROSS AMOUNT
As of January 1, 2021	297	181	85	94	—	657
Addition	43	—	29	—	500	572
Exchange effect	—	—	—	2	—	2
As of December 31, 2021	340	181	114	96	500	1,231
Addition	1	271	20	31		322
Cession	(14)	—				(14)
Exchange effect	—	—	8	1	—	8
As of December 31, 2022	327	452	143	127	500	1,548

DEPRECIATION
As of January 1, 2021	212	180	85	67	—	544
Increase	38	1	21	6	56	122
Exchange effect	—	—	—	2	—	2
As of December 31, 2021	250	181	106	75	56	668
Increase	41	30	5	11	222	309
Decrease	(14)	—	—	—	—	(14)
As of December 31, 2022	278	211	112	85	277	964

NET BOOK VALUE
As of January 1, 2021	85	1	—	26	—	114
As of December 31, 2021	90	—	8	21	444	563
As of December 31, 2022	49	241	31	41	223	584